Contingent liabilities, commitments and guarantees	12 Months Ended
Dec. 31, 2024
Disclosure of commitments and contingent liabilities [Abstract]
Contingent liabilities, commitments and guarantees	Note 38: Contingent liabilities, commitments and guarantees
Contingent liabilities, commitments and guarantees arising from the banking business
At 31 December 2024 contingent liabilities, such as performance bonds and letters of credit, arising from the banking business were
£2,605 million (31 December 2023: £2,849 million).
The contingent liabilities of the Group arise in the normal course of its banking business and it is not practicable to quantify their future financial effect. Total commitments and guarantees were £148,619 million (31 December 2023: £143,319 million), of which in respect of undrawn formal standby facilities, credit lines and other commitments to lend, £79,518 million (31 December 2023: £75,080 million) was irrevocable.
Capital commitments
Excluding commitments in respect of investment property (note 24), capital expenditure contracted but not provided for at 31 December
2024 amounted to £640 million (2023: £1,240 million) and related to assets to be leased to customers under operating leases. The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.
Interchange fees
With respect to multi-lateral interchange fees (MIFs), the Group is not a party in the ongoing or threatened litigation which involves the card schemes Visa and Mastercard or any settlements of such litigation. However, the Group is a member/licensee of Visa and Mastercard and other card schemes. The litigation in question is as follows:
•Litigation brought by or on behalf of retailers against both Visa and Mastercard in the English Courts, in which retailers are seeking damages on grounds that Visa and Mastercard’s MIFs breached competition law (this includes a judgment of the Supreme Court in June
2020 upholding the Court of Appeal’s finding in 2018 that certain historic interchange arrangements of Mastercard and Visa infringed competition law)
•Litigation brought on behalf of UK consumers in the English Courts against Mastercard
Any impact on the Group of the litigation against Visa and Mastercard remains uncertain at this time, such that it is not practicable for the
Group to provide an estimate of any potential financial effect. Insofar as Visa is required to pay damages to retailers for interchange fees set prior to June 2016, contractual arrangements to allocate liability have been agreed between various UK banks (including the Group) and
Visa Inc, as part of Visa Inc’s acquisition of Visa Europe in 2016. These arrangements cap the maximum amount of liability to which the
Group may be subject and this cap is set at the cash consideration received by the Group for the sale of its stake in Visa Europe to Visa Inc in 2016. In 2016, the Group received Visa preference shares as part of the consideration for the sale of its shares in Visa Europe. A release assessment is carried out by Visa on certain anniversaries of the sale (in line with the Visa Europe sale documentation) and as a result, some
Visa preference shares may be converted into Visa Inc Class A common stock from time to time. Any such release and any subsequent sale of Visa common stock does not impact the contingent liability.
LIBOR and other trading rates
Certain Group companies, together with other panel banks, have been named as defendants in ongoing private lawsuits, including purported class action suits, in the US in connection with their roles as panel banks contributing to the setting of US dollar, Japanese yen and Sterling London Interbank Offered Rate.
Certain Group companies are also named as defendants in (i) UK-based claims, and (ii) two Dutch class actions, raising LIBOR manipulation allegations. A number of claims against the Group in the UK relating to the alleged mis-sale of interest rate hedging products also include allegations of LIBOR manipulation.
It is currently not possible to predict the scope and ultimate outcome on the Group of any private lawsuits or ongoing related challenges to the interpretation or validity of any of the Group’s contractual arrangements, including their timing and scale. As such, it is not practicable to provide an estimate of any potential financial effect.
Tax authorities
The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2020, HMRC concluded its enquiry into the matter and issued a closure notice denying the group relief claim. The Group appealed to the First Tier Tax Tribunal. The hearing took place in May 2023. In January 2025, the First Tier Tribunal concluded in favour of HMRC. The Group believes it has applied the rules correctly and that the claim for group relief is correct. Having reviewed the Tribunal’s conclusions and having taken appropriate advice, the Group intends to appeal the decision and does not consider this to be a case where an additional tax liability will ultimately fall due. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management believes that this would result in an increase in current tax liabilities of approximately
£975 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £275 million. Following the First Tier Tax
Tribunal outcome, the tax will be paid and recognised as a current tax asset, given the Group’s view that the tax liability will not ultimately fall due. It is unlikely that any appeal hearing will be held before 2026, and final conclusion of the judicial process may not be for several years.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc and the tax treatment of costs relating to HBOS Reading), none of which is expected to have a material impact on the financial position of the Group.
Note 38: Contingent liabilities, commitments and guarantees continued
Arena and Sentinel litigation claims
The Group is facing claims alleging breach of duty and/or mandate in the context of an underlying external fraud matter involving Arena
Television. The Group ~~i~~s defending the claims, which are at an early stage. As such, it is not practicable to estimate the final outcome of the matter and its financial impact (if any) to the Group.
FCA investigation into the Group’s anti-money laundering control framework
As previously disclosed, the FCA had opened an investigation into the Group’s compliance with domestic UK money laundering regulations and the FCA’s rules and Principles for Businesses, with a focus on aspects of its anti-money laundering control framework. This investigation has now been closed by the FCA without any enforcement action taken.
Other legal actions and regulatory matters
In addition, in the course of its business the Group is subject to other complaints and threatened or actual legal proceedings (including class or group action claims) brought by or on behalf of current or former employees, customers (including their appointed representatives), investors or other third parties, as well as legal and regulatory reviews, enquiries and examinations, requests for information, audits, challenges, investigations and enforcement actions, which could relate to a number of issues. This includes matters in relation to compliance with applicable laws and regulations, such as those relating to prudential regulation, employment, consumer protection, investment advice, business conduct, systems and controls, environmental, sustainability, competition/anti-trust, tax, anti-bribery, anti-
money laundering and sanctions, some of which may be beyond the Group’s control, both in the UK and overseas. Where material, such matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Group incurring a liability. The Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows. Where there is a contingent liability related to an existing provision the relevant disclosures are included within note 28.